THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND JANUARY 31, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.6%

	Shares	Value
COMMUNICATION SERVICES — 3.4%
Nexstar Media Group, Cl A	28,687	$3,260,851

CONSUMER DISCRETIONARY — 5.2%
Lithia Motors, Cl A	9,314	2,968,186
Oxford Industries	30,017	1,958,309

		4,926,495

CONSUMER STAPLES — 5.6%
Calavo Growers	15,270	1,162,811
Hostess Brands, Cl A *	188,680	2,896,238
Spectrum Brands Holdings	17,174	1,297,839

		5,356,888

ENERGY — 2.0%
Rattler Midstream (A)	99,012	946,555
Viper Energy Partners (A)	68,132	936,133

		1,882,688

FINANCIALS — 21.9%
BGC Partners, Cl A	398,289	1,413,926
Columbia Banking System	81,051	3,122,085
FB Financial	74,712	2,791,240
First Merchants	82,945	3,124,538
Pacific Premier Bancorp	97,351	3,236,921
PacWest Bancorp	141,316	4,266,330
Starwood Property Trust ‡	154,483	2,898,101

		20,853,141

HEALTH CARE — 8.6%
Change Healthcare *	151,920	3,624,811
Ligand Pharmaceuticals *	11,063	2,050,527
ModivCare *	16,095	2,552,184

		8,227,522

INDUSTRIALS — 18.5%
BWX Technologies, Cl W	42,567	2,295,213
CBIZ *	122,049	3,162,290
CIRCOR International *	59,540	1,903,494

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND JANUARY 31, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Colfax *	75,677	$2,809,130
ESCO Technologies	13,697	1,302,311
Kaman	36,153	1,820,665
KAR Auction Services *	138,729	2,560,937
Teledyne Technologies *	844	301,316
Trinity Industries	51,960	1,445,008

		17,600,364

INFORMATION TECHNOLOGY — 16.6%
ACI Worldwide *	80,803	3,102,027
J2 Global *	38,741	3,976,376
OSI Systems *	17,322	1,559,327
Silicon Motion Technology ADR	61,418	3,034,663
Verint Systems *	51,426	3,796,782
Verra Mobility, Cl A *	26,915	344,512

		15,813,687

MATERIALS — 4.2%
HB Fuller	3,731	189,871
PQ Group Holdings *	52,386	721,879
Silgan Holdings	84,568	3,080,812

		3,992,562

REAL ESTATE — 8.6%
Community Healthcare Trust ‡	46,522	2,080,464
Howard Hughes *	24,360	2,099,101
Medical Properties Trust ‡	81,767	1,726,101
Newmark Group, Cl A	115,394	780,063
Physicians Realty Trust ‡	88,288	1,556,518

		8,242,247

TOTAL COMMON STOCK (Cost $75,888,156)		90,156,445

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND JANUARY 31, 2021 (UNAUDITED)

SHORT-TERM INVESTMENT — 5.6%

	Shares	Value
SEI Daily Income Trust Government Fund, Cl F, 0.010% (B) (Cost $5,359,615)	5,359,615	$5,359,615

TOTAL INVESTMENTS— 100.2% (Cost $81,247,771)		$95,516,060

Percentages are based on Net Assets of $95,286,127.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security is a Master Limited Partnership. At January 31, 2021, such securities amounted to $1,882,688, or 2.0% of the net assets of the Fund.
(B)	The rate shown is the 7-day effective yield as of January 31, 2021.

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CAR-QH-001-1400

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